Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) payment	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) payment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2015 USD ($)
Basis Of Presentation And Significant Accounting Policies [Line Items]
Accounts receivable	$ 20,000,000		$ 16,500,000	$ 24,300,000
Allowance for doubtful accounts	5,808,000		5,594,000	5,356,000	$ 4,138,000		$ 3,541,000
Provision for doubtful accounts	$ 5,918,000	$ 3,968,000	$ 19,405,000	22,465,000	19,624,000
Capitalized contract cost, amortization period	5 years		5 years
Intangible assets, impairment loss			$ 0		0
Long lived asset impairment			0	0	0
Equity securities			3,900,000	3,400,000
Equity securities without readily determinable fair value, amount			700,000	700,000
Equity securities without readily determinable fair value, impairment loss			0
Amortization of deferred financing costs and bond premiums and discounts	$ 1,180,000	1,343,000	5,152,000	6,586,000	10,447,000
Sales commission included in accrued expenses and other liabilities	3,100,000		4,900,000	3,300,000
Other long-term obligations	16,800,000		17,600,000	18,500,000
Advertising expenses incurred	12,700,000	13,700,000	47,200,000	42,500,000	33,000,000
Goodwill, impairment loss			0	0	0
Intercompany translation gains (losses)			(7,100,000)	4,900,000	2,100,000
Issued and unused letters of credit	13,900,000		13,800,000	9,500,000
Other (income) loss, net	$ (2,246,000)	(45,240,000)	(17,323,000)	27,986,000	7,255,000
Previously Reported [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Allowance for doubtful accounts			5,594,000
Sales commission included in accrued expenses and other liabilities			4,500,000
Other long-term obligations			$ 13,000,000
SkyControl Panels
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels			80.00%
2GIG Sale
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels	17.00%		19.00%
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years		5 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	10 years		10 years
Interest Expense
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization of deferred financing costs and bond premiums and discounts	$ 2,500,000	$ 2,700,000	$ 10,400,000	11,400,000	$ 11,600,000
Notes Payable
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net	30,100,000		32,400,000	35,700,000
Deferred financing cost, accumulated amortization	56,800,000		54,600,000	45,200,000
Revolving Credit Facility
Basis Of Presentation And Significant Accounting Policies [Line Items]
Issued and unused letters of credit	249,700,000		289,800,000
Revolving Credit Facility | Line of Credit
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net	1,800,000		2,100,000
Deferred financing cost, accumulated amortization	$ 9,900,000		9,600,000	$ 8,600,000
Revolving Credit Facility | Line of Credit | Previously Reported [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net			$ 2,058,000
Vivint Flex Pay
Basis Of Presentation And Significant Accounting Policies [Line Items]
Number of payment options | payment	3		3
Installment loans available to qualified customers, maximum amount provided by third party	$ 4,000		$ 4,000
Vivint Flex Pay | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term of loan	42 months		42 months
Vivint Flex Pay | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Installment loans available to qualified customers, term of loan	60 months		60 months
ASU 2016-01 adoption
Basis Of Presentation And Significant Accounting Policies [Line Items]
New accounting pronouncement, cumulative effect of change on accumulated deficit						$ 700,000
Other (income) loss, net			$ 300,000